Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Cash Flows [Abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ (6,046)	€ 11,144	€ (3,233)
of which: Senior long-term debt issuances		2,500	1,300
of which: Repayments and extinguishments		738	1,000
Senior long-term debt	[2]	(17,019)	(6,191)	13,282
of which: Issuances		36,400	33,600
of which: Repayments and extinguishments		44,200	39,500
Total non-cash changes for Subordinated Long Term Debt		(141)
of which: Driven by FV changes		(464)
of which: Driven by FX movements		321
Non-cash changes for Trust Preferred Securities		(28)
of which: Driven by FX movements		(33)
Time deposits not included in central bank balances		19,000	17,900	16,900
Time deposits not included in Interbank balances		1,400	€ 1,500	€ 2,100
Cash and central bank balances do not include time and demand deposits at the Russian Central Bank		759
There of Demand deposits qualifying as cash and cash equivalent at the Russian Central Bank		€ 40

[1]	Included are senior long-term debt issuances of € 2.5 billion and € 1.3 billion and repayments and extinguishments of € 738 million and € 1.0 billion through December 31, 2022 and December 31, 2021, respectively
[2]	Included are issuances of € 36.4 billion and € 33.6 billion and repayments and extinguishments of € 44.2 billion and € 39.5 billion through December 31, 2022 and December 31, 2021, respectively.